Financial Instruments - Other Investments (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Collaboration Agreements
Other investments	kr 753	kr 1,081
CureVac
Collaboration Agreements
Other investments	kr 650	kr 1,067
Percentage of investment in common shares	35.00%
Proceeds from sale of shares	kr 438
Bolt
Collaboration Agreements
Other investments	kr 79